SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2025	May 31, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Total	$ 467,937	$ 3,000,000.0	$ 3,403,313
Less: accumulated depreciation	(174,914)	$ (900,000)	(820,600)
Property and equipment, net	293,023		2,582,713
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	372,578		3,370,486
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	73,069		13,898
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 22,290		$ 18,929